Restatement - Restatement of Consolidated Statement of Operations (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
As Reported
Other income (expense)
Gain (loss) on conversion of debt	$ (7,130)
Loss on change in fair value of derivative liabilities	(45,207)
Accretion and interest expense	(242,259)
Total other income (expense)	(294,596)
Net loss	(712,087)
Adjustment
Other income (expense)
Gain (loss) on conversion of debt	7,130
Loss on change in fair value of derivative liabilities	(36,931)
Accretion and interest expense	(66,822)
Total other income (expense)	(96,623)
Net loss	(96,623)
As Restated
Other income (expense)
Gain (loss) on conversion of debt
Loss on change in fair value of derivative liabilities	(82,138)
Accretion and interest expense	(309,081)
Total other income (expense)	(391,219)
Net loss	$ (808,710)